Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Millions		Dec. 31, 2016		Dec. 31, 2015
Derivatives Designated as Hedging Instruments
Derivatives, Fair Value [Line Items]
Nominal volume		$ 84.8		$ 69.3
Derivative asset		7.6		0.2
Derivative liability		0.5		0.3
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Nominal volume		251.8		482.4
Derivative asset		1.1		2.5
Derivative liability		0.1		5.1
Less Than One Year | Derivatives Designated as Hedging Instruments | Foreign Exchange Forward | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Nominal volume	[1]	74.0		58.0
Derivative asset	[1]	7.6		0.2
Derivative liability	[1]	0.3		0.2
Less Than Two Years | Derivatives Designated as Hedging Instruments | Foreign Exchange Forward | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Nominal volume	[1]	10.8		11.3
Derivative asset	[1]	0.0		0.0
Derivative liability	[1]	0.2		0.1
Less Than Six Months | Not Designated as Hedging Instrument | Foreign Exchange Swaps
Derivatives, Fair Value [Line Items]
Nominal volume		251.8	[2]	482.4	[3]
Derivative asset		1.1	[4]	2.5	[5]
Derivative liability		$ 0.1	[6]	$ 5.1	[7]

[1]	There is no netting since there are no offsetting contracts.
[2]	Net nominal amount after deducting for offsetting swaps under ISDA agreements is $226.5 million.
[3]	Net nominal amount after deducting for offsetting swaps under ISDA agreements is $435.8 million.
[4]	Net amount after deducting for offsetting swaps under ISDA agreements is $1.1 million.
[5]	Net amount after deducting for offsetting swaps under ISDA agreements is $2.4 million.
[6]	Net amount after deducting for offsetting swaps under ISDA agreements is $0.0 million.
[7]	Net amount after deducting for offsetting swaps under ISDA agreements is $4.9 million.